NOTE 5 - RELATED PARTY TRANSACTIONS (Details) - Schedule of Related Party Transactions - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Payable to Related Parties		$ 81,058	$ 4,000
Affiliated Entity [Member] | Related Party Note #2 [Member]
Related Party Transaction [Line Items]
Payable to Related Parties	[1]	41,994
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payable to Related Parties	[2]	10,000	4,000
Chief Executive Officer [Member] | Vehicles [Member]
Related Party Transaction [Line Items]
Payable to Related Parties	[3]	$ 29,064	$ 0

[1]	In 2017, the Company received a working capital advance of $74,348 from a related entity. These advances are non-interest bearing and were intended as short term capital advances. The remaining balances of $41,994 have been included in payable to related parties on the consolidated balance sheet as current liabilities at December 31, 2017.
[2]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2017, expenses related to the housing and automobile allowances totaled $24,000, of which $10,000 remained owed to the Company's CEO at December 31, 2017. During the year ended December 31, 2016, expenses related to the housing and automobile allowances totaled $16,000, of which $4,000 remained owed to the CEO at December 31, 2016.
[3]	During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company's consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid after December 31, 2017 through issuance of 36,018 shares of the Company's common stock to the director.